Accumulated Other Comprehensive Income (Loss) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Exchange Gains (Losses) From Translation Of Acturial Losses and Prior Service Credit	$ (21.9)	$ (18.2)	$ 0.2